Annual Total Returns - Fidelity Advisor® Technology Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Technology Fund - Fidelity Advisor Technology Fund-Class A
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	16.64%
Annual Return 2013	31.03%
Annual Return 2014	10.44%
Annual Return 2015	7.02%
Annual Return 2016	11.80%
Annual Return 2017	49.36%
Annual Return 2018	(7.79%)
Annual Return 2019	50.55%
Annual Return 2020	63.90%
Annual Return 2021	27.25%